Short-Term and Long-Term Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term and Long-Term Financial Liabilities [Abstract]
Schedule of Carrying Amount of Financial Liabilities

Carrying Amount of Financial Liabilities

	Conversion exercise	Contractual interest	Maturity	June 30,	December 31,
	price	rate %	date	2026	2025
Convertible notes, long term	$1.65	15.00%	July 10, 2028	85,777,609	81,548,426
Convertible notes, long term	$2.47	12.50%	April 30, 2029	20,556,375	4,262,670
Total financial liabilities, net				106,333,984	85,811,096

Of which classified as:
Current financial liabilities, net				3,890,229	3,694,936
Non-current financial liabilities, net				102,443,755	82,116,160

Schedule of Significant Inputs
Significant inputs
Share price	US$	1.80
Expected volatility		70%
Risk-free interest rate		4.215%
Debt discount rate / credit risk adjustment		25.0%
Conversion price before amendment	US$	3.86
Conversion price after amendment	US$	2.47

Schedule of Fair Value Measurement
Fair value measurement	Measurement date	Fair value		Valuation technique	Fair value hierarchy
Conversion feature before Amendment	June 5, 2026	US$	2,561,000	Monte Carlo simulation	Level 3
Conversion feature after Amendment	June 5, 2026	US$	5,762,000	Monte Carlo simulation	Level 3
Amended convertible notes recognized at fair value	June 5, 2026	US$	16,442,000	Monte Carlo simulation	Level 3

Schedule of the Carrying Amount of Convertible Notes

Convertible Note Movement

The following table summarizes the movement in the carrying amount of convertible notes for the periods ended June 30, 2026 and December 31, 2025.

	June 30, 2026	December 31, 2025
Opening balance	85,811,096	72,995,438
Additions	7,745,487	19,929,687
Converted into shares	(500,000)	(2,220,431)
Debt discount	(1,999,688)	(7,590,005)
Embedded derivative	-	(3,915,094)
Extinguishment of convertible notes	(5,558,600)	-
Recognition of amended convertible notes	16,442,000	-
Accrued interest, net	4,393,689	6,611,501
Ending balance	106,333,984	85,811,096

Schedule of Maturity Profile of Financial Liabilities

The maturity profile of financial liabilities consists of the following:

	June 30, 2026	Dec 31, 2025
2026	3,890,229	3,694,936
2027	-	-
2028	86,810,504	82,495,077
2029	19,539,338	13,649,501
Total principal	110,240,071	99,839,514
Less: unamortized debt discount, net	(3,906,087)	(14,028,418)
Total	106,333,984	85,811,096